Balances and Transactions With Related Parties and Key Officers (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of balances of related parties
Other Payables
Related Party:
As of December 31, 2023	-
As of December 31, 2022	177

Directors:
As of December 31, 2023	83
As of December 31, 2022	130

Schedule of transactions with related parties
2.	Transactions with related parties:

Rental fee:

	Year ended December 31
	2023	2022	2021
Related party	267	457	469

Professional fee *:

	Year ended December 31
	2023	2022	2021

Directors	502	484	375
Related party	25	63	85
	527	547	460
Number of Directors	***9	**10	8

*	Not included share- based compensation detailed in Note 20.
**	During 2022 two members of the board of directors were replaced.
***	During 2023 three members of the board have left and one member of the board was replaced. At the end of 2023, the total board member consisted of five members.

Schedule of balances of key officers
Other Payables
Key Officers of the Company

As of December 31, 2023	518
As of December 31, 2022	754

Schedule of compensation of officers of company
	Year ended December 31
	2023	2022	2021
Short-term employee benefits (*)(**)	2,084	2,880	1,788
Share-based compensation	757	797	518

	2,841	3,677	2,306
Number of officers (***)	8	7	5

(*) One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.

(**) In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $ 120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.

(***) During 2023 two key officers were replaced. At the end of 2023 the total key officers consist of six officers.